Grant revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Grant revenue
ARENA grant				$ 1,001
R&D tax credit recoveries			$ 651	753
Grant revenue	$ 440	$ 339	$ 651	$ 1,754